Stock Compensation Plans And Other Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock Compensation Plans And Other Employee Benefit Plans [Abstract]
Weighted Average Assumptions Used To Determine The Options Fair Value

	2011	2010	2009
Expected dividend yield	0.5%	0.5%	1.7%
Expected volatility	61.8%	48.5%	46.3%
Risk-free rate	1.0%	2.5%	2.5%
Expected option life (in years)	4.4	6.2	5.9

Summary Of Stock Option Activity

Stock Options	Common Shares	Weighted Average Strike Price	Remaining Contractual Term (1)	Intrinsic Value (2) ($000)
Outstanding at January 1, 2009	2,388,174	$35.61
Granted	54,500	20.72
Exercised	(213,012)	11.84
Forfeited or canceled	(73,453)	34.57

Outstanding at December 31, 2009	2,156,209	$37.61	3.9	$8,959

Exercisable at December 31, 2009	1,842,508	$37.15	3.7	$8,382

Outstanding at January 1, 2010	2,156,209	$37.61
Granted	86,865	33.63
Exercised	(159,637)	14.95
Forfeited or canceled	(42,736)	51.46

Outstanding at December 31, 2010	2,040,701	$38.92	3.3	$8,028

Exercisable at December 31, 2010	1,803,298	$39.63	3.0	$7,368

Outstanding at January 1, 2011	2,040,701	$38.92
Granted	221,003	33.15
Exercised	(85,706)	17.20
Forfeited or canceled	(111,464)	46.01

Outstanding at December 31, 2011	2,064,534	$38.83	2.7	$3,809

Exercisable at December 31, 2011	1,779,218	$39.93	2.3	$3,558

Vested or expected to vest at December 31, 2011	2,058,850	$38.85

(1)	Represents the weighted average contractual remaining life in years.
(2)	Aggregate intrinsic value represents the total pretax intrinsic value (i.e., the difference between the Company's average of the high and low stock price at year end and the option exercise price, multiplied by the number of shares) that would have been received by the option holders if they had exercised their options on the last day of the year. Options with exercise prices above the year end stock price are excluded from the calculation of intrinsic value. This amount will change based on the fair market value of the Company's stock.

Summary Of Plans' Restricted Share Award Activity

	2011		2010		2009
Restricted Shares	Common Shares	Weighted Average Grant-Date Fair Value	Common Shares	Weighted Average Grant-Date Fair Value	Common Shares	Weighted Average Grant-Date Fair Value
Outstanding at January 1	299,040	$39.44	208,430	$43.24	262,997	$44.09
Granted	98,394	32.85	149,656	35.20	28,550	24.22
Vested and issued	(56,641)	35.17	(58,411)	42.21	(81,492)	39.84
Forfeited	(4,084)	34.73	(635)	34.74	(1,625)	30.56

Outstanding at end of year	336,709	$38.29	299,040	$39.44	208,430	$43.24

Vested, but not issuable at end of year	85,000	$51.88	85,000	$51.88	—	$—

Performance Shares
Outstanding at January 1	—
Granted	100,993	$33.25
Vested and issued	—
Net decrease due to estimated performance	(28,062)	33.25
Forfeited	(773)	33.28

Outstanding at end of year	72,158	$33.25